Business Combination and Acquisitions - Summary of Unaudited Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Business Combinations [Abstract]
Total revenue	$ 328,378	$ 289,467
Net loss	(55,053)	(161,758)
Less: Net loss attributable to noncontrolling interest	(8,324)	(30,704)
Net loss attributable to E2open Parent Holdings, Inc.	$ (46,729)	$ (131,054)